UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 14, 2006

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  346552

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
Form 13F INFORMATION TABLE
				     VALUE      QUANTITY         SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER	CLASS	CUSIP	     (x$1,000)    OF SHARES	PRN	CALL	DSCRN	MGR	AUT
Adobe Systems	COM	00724F101       14,047        380,070	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109       14,111        274,220	SH	NA	SOLE	NA	SOLE
Automatic Data Proc.	COM	053015103       10,741        234,000	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109       11,401        189,770	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway B	COM	084670207       16,908           5,760	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway ACOM	084670108            266    	3	SH	NA	SOLE	NA	SOLE
Biomet, Inc.	COM	090613100         7,475       204,400	SH	NA	SOLE	NA	SOLE
Cisco Systems	COM	17275R102        7,725	       451,200	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101        9,464	       315,980	SH	NA	SOLE	NA	SOLE
First Data Corp	COM	319963104        7,656	       178,000	SH	NA	SOLE	NA	SOLE
Goldman Sachs	COM	38141G104      10,242         80,200	SH	NA	SOLE	NA	SOLE
Hershey Company	COM	427866108       10,379       187,860	SH	NA	SOLE	NA	SOLE
Int'l Business Mach.	COM	459200101        9,694	       117,930	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103       11,826       221,880	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104        7,195	       119,710	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104        7,768	       232,020	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101       15,925       472,260	SH	NA	SOLE	NA	SOLE
McGraw-Hill Cos.	COM	580645109       12,274       237,720	SH	NA	SOLE	NA	SOLE
Medtronic Inc.	COM	585055106       13,664       237,350	SH	NA	SOLE	NA	SOLE
Merck & Co.	COM	589331107        6,914	       217,360	SH	NA	SOLE	NA	SOLE
Merrill Lynch	COM	590188108       13,610       200,950	SH	NA	SOLE	NA	SOLE
Metlife, Inc.	COM	59156R108        9,982	       203,720	SH	NA	SOLE	NA	SOLE
Microchip Tech.	COM	595017104        7,597        236,300	SH	NA	SOLE	NA	SOLE
Microsoft Corp.	COM	594918104       13,473       515,210	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105       14,607       237,820	SH	NA	SOLE	NA	SOLE
Morgan Stanley 	COM	617446448       10,576       186,400	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'	COM	654106103       14,565       167,820	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.	COM	713448108       15,377       260,280	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109       13,333       230,354	SH	NA	SOLE	NA	SOLE
Time-Warner Inc.	COM	887317105        9,562	       548,280	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106        9,466	       125,960	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105        8,729	       131,280	SH	NA	SOLE	NA	SOLE